Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”). The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions are eliminated upon consolidation. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to the afore-mentioned SEC rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal years ended March 31, 2023 and 2022. Operating results for the six-month period ended September 30, 2023 are not necessarily indicative of the results that may be expected for the year ending March 31, 2024.

Use of estimates

Use of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, assessment of expected credit losses for accounts receivable, compensation receivable for consumption tax, current and non-current prepaid expenses and other assets, valuation of inventories, useful lives of property and equipment, the recoverability of long-lived assets, provision necessary for contingent liabilities, inputs used in the calculation of the asset retirement obligation, and implicit interest rate of operating leases and financing leases. Actual results could differ from those estimates.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains its bank accounts in Japan, Hong Kong, China and Malaysia. The Company considers all highly-liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of September 30, 2023 and March 31, 2023, the Company did not have any cash equivalents.

Receivables and credit losses

Receivables and credit losses

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss impairment methodology with an expected loss methodology that is referred to as the current expected credit loss methodology. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Company’s financial statements.

The Company’s account receivables, compensation receivable for consumption tax and other receivable included in current and non-current prepaid expenses and other assets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the receivables, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in selling, general, and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. Account receivables, compensation receivable for consumption tax and other receivable is recognized and carried at original amount less an allowance for credit losses, as necessary. As of September 30, 2023 and March 31, 2023, allowance for credit losses for accounts receivable amounted to $3,038,819 and $3,219,772, respectively, allowance for credit losses for other receivables amounted to $743,508 and $904,598, respectively, and allowance for credit losses for compensation receivable for consumption tax amounted to $152,169 and $436,145, respectively.

Leases

Leases

The Company adopted Financial Accounting Standards Board (the “FASB”) ASC No. 842, Leases (“Topic 842”) on April 1, 2018 using the modified retrospective approach.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company leases retail store facilities and distribution centers, which are classified as operating leases and leases certain software and equipment and furniture as finance lease in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current, and operating lease liabilities, non-current, and finance leases are included in property and equipment, finance lease liabilities, current, and finance lease liabilities, non-current in the unaudited condensed consolidated balance sheet.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The operating lease right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets as of September 30, 2023 and March 31, 2023.

The Company has elected the short-term lease exception, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

In response to the large volume of anticipated lease concessions to be granted related to the effects of the COVID-19 pandemic, and the resultant expected cost and complexity of applying the lease modification requirements in Topic 842, the FASB issued Staff Q&A—Topic 842 and Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic in April 2020 as interpretive guidance to provide clarity in response to the crisis. The FASB staff indicated that it would be acceptable for entities to make an election to account for lease concessions related to the effects of the COVID-19 pandemic consistent with how they would be accounted for as though enforceable rights and obligations for those concessions existed in the original contract. Consequently, for such lease concessions, an entity will not need to reassess each existing contract to determine whether enforceable rights and obligations for concessions exist and an entity can elect to apply or not to apply the lease modification guidance in Topic 842 to those contracts. The election is available for concessions related to the effects of the COVID-19 pandemic that result in the total payments required by the modified contract being substantially the same as or less than total payments required by the original contract.

Based on the nature of the agreements reached with many of its landlords, the Company has accounted for rent concessions as if they were part of the enforceable rights and obligations of the existing lease contracts and did not account for the concessions as lease modifications. The Company has received a total of lease concessions amounting to $253,206, and among which, $nil and $49,368 was received during the six months ended September 30, 2023 and 2022, respectively. The Company remeasured the lease payments using the same discount rate, and has continued to recognize lease expenses on a straight-line basis for its leases over the related lease terms.

Equity investment

Equity investment

An investment in which the Company has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights, and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company did not record impairment losses on its equity method investment during the six months ended September 30, 2023 and 2022.

Common control transactions

Common control transactions

In business combinations under common control, the assets and liabilities acquired are measured at the historical amounts of the acquirees in the unaudited condensed consolidated financial statements of acquirer on the acquisition date. The difference between the carrying amounts of the net assets acquired and the consideration paid is adjusted to the equity account of the acquirer. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence since the beginning of the earliest year presented, with financial data of previously separate entities consolidated. The subsequent adjustment of contingent consideration after the acquisition date is also accounted for as an equity transaction.

Merchandise inventories

Merchandise inventories

Merchandise inventories are stated at the lower of cost or net realizable value, on a weighted average basis. Costs include mainly the cost of merchandise inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to sell products. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in merchandise costs in the unaudited condensed consolidated statements of operations and comprehensive loss. The Company periodically evaluates merchandise inventories for their net realizable value adjustments, and reduces the carrying value of those merchandise inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. As of September 30, 2023 and March 31, 2023, merchandise inventories write-down was $125,853 and $152,759, respectively.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Except for assets that are not subject to depreciation, such as land and construction in progress, depreciation and amortization of property and equipment are mainly provided using the straight-line method or declining balance method, which allocates an asset’s cost over the periods during which the Company benefits from the use of the asset. The expected economic useful lives of the Company’s assets are as follows:

Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Land has infinite useful life and is not subjected to amortization. Management reviews for impairment accordance with the accounting policy stated under impairment of long-lived assets.

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss in other income or expenses.

Asset retirement obligations

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company’s asset retirement obligations are primarily related to leasehold improvement of its retail stores leases, that, at the end of the leases, are required to be returned to the landlords in their original condition. As of September 30, 2023 and March 31, 2023, the balance of asset retirement obligations included in other non-current liabilities was $824,105 and $1,004,838, respectively, and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the leasehold improvements and are depreciated over the shorter of the estimated useful life of the asset or the term of the lease subsequent to the initial measurement. Due to the time over which these obligations could be settled and the judgment used to determine the liability, the ultimate obligation may differ from the estimate. Upon settlement, any difference between actual cost and the estimate is recognized as a gain or loss in that period.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets, including property and equipment, operating lease right-of-use assets and long-term prepaid expenses and non-current assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Given no events or changes in circumstances indicating the carrying amount of long-lived assets may not be recovered through the related future net cash flows, the Company did not recognize any impairment loss on long-lived assets for the six months ended September 30, 2023 and 2022.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on April 1, 2018 using the modified retrospective approach.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance (ASC Topic 605, Revenue Recognition) did not result in significant changes in the way the Company records its revenue. The Company has assessed the impact of the guidance by reviewing its existing customer contracts to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control, and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s unaudited condensed consolidated financial statements upon adoption of ASC 606.

Under ASC 606, revenue is recognized when control of promised goods is transferred or service is rendered to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from the specified goods and services.

The Company currently generates its revenue through retail and wholesale of Japanese beauty and health products, luxury and electronic products, as well as sundry and other products and services, through a multi-channel distribution network. Currently, the Company sells its products and rendered its services through: (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers. For Japanese and Hong Kong domestic sales, revenue is recognized at the point of sales or delivery of the related products and control is transferred. For international sales, the Company sells goods under Cost Insurance and Freight (“CIF”) shipping point term, and revenue is recognized when product is loaded on the ships and control is deemed as transferred. The Company generally offers a seven-day product return policy, as long as the products are undamaged, in their original condition, and can be resold. Products sold in the Company’s physical stores may be returned in store with receipt subject to certain restrictions. Historically, the customer returns were immaterial. Therefore, the Company did not provide any sales return allowances for the six months ended September 30, 2023 and 2022. The Company’s service revenue primarily consists advertising services of KOLs for its customers. The Company produces short videos with the online celebrities to promote the brands of its customers on social media platforms, such as Tik Tok and Kuaishou. Revenue from these services is recognized at a point in time when the service is rendered by the Company. The Company enters into franchise agreements with franchisees in Japan under which the franchisee is granted a revocable license and non-exclusive right to use the Company’s trademarks and stores. The Company requires an entire non-refundable initial franchise fee of ¥30.0 million (approximately $20,000) to be paid upon execution of a franchise agreement, which typically has an initial term of three years and automatically renew for successive one-year terms, unless either party sends a written non-renewal notice no later than two months prior to the expiration of the then current term. Initial franchise fees are recognized on a straight-line basis over the term of the franchise agreement. In addition, the Company is also entitled to continuing franchise fees (royalties), equal to 5% of the monthly gross sales of the franchise store, and royalties are recognized as revenue based on the monthly royalty earned. Franchise fees from the franchisees were included in revenue from franchise stores and wholesale customers, and were immaterial for the six months ended September 30, 2023 and 2022.

The Company is the principal for its transactions and recognizes revenue on a gross basis. The Company is the principal when it has control of the merchandise before it is transferred to customers, which generally is established when the Company is primarily responsible for merchandising decisions, maintains the relationship with customer, including assurance of member service and satisfaction, and has pricing discretion.

In directly-operated physical stores in Japan and Hong Kong, customers can enroll in the Company’s rewards program, which is primarily a spending-based rewards program, and get a rewards card. Members of the rewards program usually earn one membership point for each ¥100 and HK$1 spent in the Company’s directly-operated physical stores in Japan and Hong Kong, respectively, and subsequently one membership point can be used as ¥1 at the Company’s directly-operated physical stores in Japan, and 250 membership points can be used as HK$1 at the Company’s directly-operated physical stores in Hong Kong when making payments; the membership points are valid for one year and ten years starting from the last use of the rewards card in directly-operated physical stores in Japan and Hong Kong, respectively. The Company initially accounts for these membership points as a reduction in sales based on the estimated monetary value of the membership points with the corresponding liability classified as deferred revenue in the unaudited condensed consolidated balance sheets. When a customer redeems earned membership points at its stores, the Company recognizes revenue and reduce the deferred revenue. Unused membership points are recognized as breakage, which is recorded as revenue in the unaudited condensed consolidated statements of operations and comprehensive loss. Membership point breakage was immaterial for the six months ended September 30, 2023 and 2022.

Contract balances and remaining performance obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs. The Company did not have contract assets as of September 30, 2023 and March 31, 2023. The Company’s contract liabilities, which are reflected in its unaudited condensed consolidated balance sheets as deferred revenue of $85,989 and $146,024 as of September 30, 2023 and March 31, 2023 respectively, consist primarily of revenue for amount received in advance from the Company’s wholesale customers and unredeemed membership points. These amounts represent the Company’s unsatisfied performance obligations as of the balance sheet dates. The amount of revenue recognized in the six months ended September 30, 2023 and 2022 that was included in the opening deferred revenue was $56,811 and $59,000, respectively. As of September 30, 2023, the amount received in advance from wholesale customers and unredeemed membership points was $85,989. The Company expects to recognize revenue when products are delivered to the wholesale customers or when customers redeem their membership points, which is expected to occur within one year.

Disaggregation of revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the six months ended September 30, 2023 and 2022 is as following:

Revenue by geographic areas

The summary of the Company’s total revenue by geographic areas for the six months ended September 30, 2023 and 2022 was as follows:

	For the Six Months Ended September 30,
	2023	2022
Japan domestic market	$25,127,967	$21,050,460
China market	43,965,472	50,723,547
Other overseas markets	5,070,710	5,841,542
Total revenue	$74,164,149	$77,615,549

Revenue by product categories

The summary of the Company’s total revenue by product categories for the six months ended September 30, 2023 and 2022 was as follows:

	For the Six Months Ended September 30,
	2023	2022
Beauty products	$16,780,967	$58,276,846
Health products	2,563,142	7,468,482
Sundry products	3,441,388	4,722,084
Luxury products	31,551,744	-
Electronic products	16,541,351	-
Other products and services	3,285,557	7,148,137
Total revenue	$74,164,149	$77,615,549

Revenue by distribution channels

The summary of the Company’s total revenue by distribution channels for the six months ended September 30, 2023 and 2022 was as follows:

	For the Six Months Ended September 30,
	2023	2022
Directly-operated physical stores	$11,618,183	$5,838,536
Online stores and services	6,004,400	16,300,547
Franchise stores and wholesale customers	56,541,566	55,476,466
Total revenue	$74,164,149	$77,615,549

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, due from related parties, current portion of compensation receivable for consumption tax, prepaid expenses and other current assets, short-term borrowings, current portion of long-term borrowings, accounts payable, due to related parties, deferred revenue, taxes payable, and other payables and other current liabilities, approximate the fair value of the respective assets and liabilities as of September 30, 2023 and March 31, 2023 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

Foreign currency translation

The Company maintains its books and record in its local currency, Japanese yen (“YEN” or “¥”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. The Company’s subsidiaries in Hong Kong, the PRC, and Malaysia use their respective currencies Hong Kong Dollar (“HK$”), Chinese Yuan (“RMB”), and Malaysia Ringgit (“MYR”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations and comprehensive loss.

The reporting currency of the Company is the United States Dollars (“US$”) and the accompanying unaudited condensed consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statement,” assets and liabilities of the Company are translated into US$, using the exchange rate on the balance sheet date. Revenue and expenses are translated at the average rates prevailing during the period. Shareholders’ equity is translated at the historical exchange rate at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended September 30, 2023		For the Six Months Ended September 30, 2022		March 31, 2023
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.006692	¥1=US$0.007095	¥1=US$0.006915	¥1=US$0.007480	¥1=US$0.007519	¥1=US$0.007402
US$ against HK$	HK$1=US$0.127701	HK$1=US$0.127686	HK$1=US$0.127391	HK$1=US$0.127435	HK$1=US$0.127391	HK$1=US$0.127573
US$ against RMB	RMB1=US$0.137061	RMB1=US$0.140278	RMB1=US$0.140591	RMB1=US$0.148755	RMB1=US$0.145602	RMB1=US$0.146072
US$ against MYR	MYR1=US$0.213047	MYR1=US$0.218627	-	-	MYR1=US$0.226590	MYR1=US$0.224985

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. No significant penalties or interest relating to income taxes were incurred during the six months ended September 30, 2023 and 2022, and there was no uncertain tax provision as of September 30, 2023 and March 31, 2023.

The Company’s operating entities in Japan are subject to the income tax laws of Japan. As of September 30, 2023, the tax years ended March 31, 2021 through March 31, 2023 for the Company’s operating entities in Japan remain open for statutory examination by the Japanese tax authorities. The Company’s subsidiary in Hong Kong is subject to the profit taxes in Hong Kong. As of September 30, 2023, the tax years ended since the year of incorporation through March 31, 2023 for the Company’s subsidiary in Hong Kong remain open for statutory examination by the Hong Kong taxing jurisdictions. The Company’s subsidiary in China is subject to the income tax laws of the PRC. As of September 30, 2023, the tax years ended since the year of incorporation through December 31, 2022 for the Company’s PRC subsidiary remain open for statutory examination by PRC tax authorities. The Company’s subsidiary in Malaysia is subject to the income tax laws of Malaysia. As of September 30, 2023, all of the tax returns of the Company’s Malaysian subsidiary remain open for statutory examination by relevant tax authorities.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no dilutive shares for the six months ended September 30, 2023 and 2022.

Shipping and handling cost

Shipping and handling cost

All shipping and handling costs are expensed as incurred and included in selling, general, and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. Total shipping and handling expenses were $665,727 and $3,514,186 for the six months ended September 30, 2023 and 2022, respectively.

Advertising expenses

Advertising expenses

Advertising costs are expensed as incurred and included in selling, general, and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. Advertising expenses amounted to $254,524 and $758,061 for the six months ended September 30, 2023 and 2022, respectively.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net income and other comprehensive loss. The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in YEN, HK$, RMB and MYR to US$ is reported in other comprehensive loss in the unaudited condensed consolidated statements of operations and comprehensive loss.

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures,” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Segment reporting

Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker (“CODM”). The Company’s CODM has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. Management has determined that the Company has three operating segments, which are (i) directly-operated physical stores, (ii) online stores and services, and (iii) franchise stores and wholesale customers.

Risks and uncertainties

Risks and uncertainties

Political and economic risk

The directly-operated physical stores of the Company are all located in Japan and Hong Kong, and the online stores and franchise stores and wholesale partners of the Company are mainly located in Japan and mainland China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, Hong Kong and mainland China, as well as by the general state of their economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan, Hong Kong and mainland China. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of September 30, 2023 and March 31, 2023, $1,817,832 and $1,001,582 of the Company’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company has not experienced any losses in such accounts.

As of September 30, 2023 and March 31, 2023, $503,455 and $ nil of the Company’s cash was on deposit at financial institutions in the U.S. which were insured by the Federal Deposit Insurance Corporation subject to certain limitations.

As of September 30, 2023 and March 31, 2023, $370,930 and $590,116 of the Company’s cash was on deposit at financial institutions in Hong Kong, respectively, which were insured by the Hong Kong Deposit Protection Board for compensation up to a limit of HK$500,000 (approximately US$64,000) if the bank with which an individual/a company hold its eligible deposit fails.

As of September 30, 2023 and March 31, 2023, $17,605 and $69,537 of the Company’s cash was on deposit at financial institutions in mainland China, respectively, where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. The Company has not experienced any losses in such accounts.

As of September 30, 2023 and March 31, 2023, $19,070 and $27,137 of the Company’s cash was on deposit at financial institutions in Malaysia, respectively, which were subject to certain protection under the requirement of the deposit insurance system up to a limit of MYR250,000 (approximately US$53,000) if the bank with which an individual/a company hold its eligible deposit fails.

Accounts receivable are typically unsecured and derived from revenue earned from customers, compensation receivables are typically unsecured and derived from damages the Company claimed from certain suppliers as well as customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers and suppliers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentrations

For the six months ended September 30, 2023 and 2022, majority of the Company’s assets were located in Japan and Hong Kong, and all of the Company’s revenue was generated by the Company and its subsidiaries, which are located in Japan, Hong Kong and China.

For the six months ended September 30, 2023, one customer accounted for 20.3% of the Company’s total revenue. For the six months ended September 30, 2022, three customers accounted for 12.7%, 12.3% and 11.3% of the Company’s total revenue.

As of September 30, 2023, two wholesale customers accounted for 20.8% and 18.3% of the total account receivable balance, respectively. As of March 31, 2023, four wholesale customers accounted for 15.7%, 15.2%, 14.8% and 13.0% of the total account receivable balance, respectively.

For the six months ended September 30, 2023, four suppliers accounted for approximately 23.8%, 21.2%, 16.1% and 12.8% of the Company’s total purchases, respectively. For the six months ended September 30, 2022, four suppliers accounted for approximately 21.1%, 13.1%, 12.7% and 12.0% of the Company’s total purchases, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective April 1, 2025 and the adoption of this ASU is not expected to have a material impact on its financial statements.

Except for the above-mentioned pronouncement, there are no new recently issued accounting standards that will have material impact on the Company’s unaudited condensed consolidated financial position, statements of operations, and cash flows.